(Loss)/earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
(Loss)/earnings Per Share [Member]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted (loss)/earnings per share for the periods presented were calculated as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Numerator:
Net (loss)/profit attributable to the Company’s ordinary shareholders	$(819,923)	$304,471	$590,354	$1,048,355

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	20,000,000	20,000,000	20,000,000	20,000,000

Basic and diluted (loss)/earnings per share:	$(0.04)	$0.02	$0.03	$0.05

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the years ended December 31,
	2024	2023
Numerator:
Net profit attributable to the Company’s shares of common stock shareholders	$861,970	$1,515,579

Denominator:
Weighted average number of shares of common stock outstanding used in calculating basic and diluted earnings per share	20,000,000	20,000,000

Basic and diluted earnings per share:	$0.04	$0.08